Cover	Aug. 28, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed to update the Current Report on Form 8-K filed by Verb Technology Company, Inc. (the “Company”) on September 4, 2024 (the “Original Report”). This Amendment revises the disclosure by adding certain dates that were inadvertently omitted from the Original Report. No other changes have been made to the Original Report.
Document Period End Date	Aug. 28, 2024
Entity File Number	001-38834
Entity Registrant Name	Verb Technology Company, Inc.
Entity Central Index Key	0001566610
Entity Tax Identification Number	90-1118043
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3024 Sierra Juniper Court
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89138
City Area Code	(855)
Local Phone Number	250-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.0001
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	VERB
Security Exchange Name	NASDAQ
Common Stock Purchase Warrants
Title of 12(b) Security	Common Stock Purchase Warrants
Trading Symbol	VERBW